Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cost [Member] | Mining concessions [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	S/ 75,914	S/ 75,914
Additions	[1]	36,184
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	112,098	75,914
Cost [Member] | Mine development costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	65,842	58,002
Additions	[1]	19,870	7,311
Sales and/or retirement	[1]	(101)
Disposals	[1]
Transfers	[1]	(14,521)	529
Ending balance	[1]	71,090	65,842
Cost [Member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		255,135	256,552
Additions		3,449	868
Sales and/or retirement			(2,285)
Disposals
Transfers
Ending balance		258,584	255,135
Cost [Member] | Buildings and other construction [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		694,554	693,085
Additions
Sales and/or retirement
Disposals			(1,600)
Transfers		127,675	3,069
Ending balance		822,229	694,554
Cost [Member] | Machinery, equipment and related spare parts [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		1,711,540	1,697,655
Additions		25,891	13,085
Sales and/or retirement		(41,075)	(4,978)
Disposals			(17,075)
Transfers		186,727	22,853
Ending balance		1,883,083	1,711,540
Cost [Member] | Furniture and accessories [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		11,080	10,706
Additions		432	318
Sales and/or retirement		(162)	(14)
Disposals			(28)
Transfers		(271)	98
Ending balance		11,079	11,080
Cost [Member] | Transportation units [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		107,337	113,351
Additions		160	658
Sales and/or retirement		(2,064)	(2,654)
Disposals			(4,460)
Transfers		(50)	442
Ending balance		105,383	107,337
Cost [Member] | Computer equipment and tools [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		41,304	34,428
Additions		3,209	2,849
Sales and/or retirement		(316)	(228)
Disposals			(481)
Transfers		990	4,736
Ending balance		45,187	41,304
Cost [Member] | Quarry rehabilitation costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		11,775	9,030
Additions		4,458	2,745
Sales and/or retirement
Disposals
Transfers
Ending balance		16,233	11,775
Cost [Member] | Capitalized interest [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[2]	68,165	65,007
Additions	[2]	6,132	3,158
Sales and/or retirement	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	74,297	68,165
Cost [Member] | Work in progress and units in transit [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[3]	172,821	62,140
Additions	[3]	174,435	143,540
Sales and/or retirement	[3]	(559)	(398)
Disposals	[3]
Transfers	[3]	(300,616)	(32,461)
Ending balance	[3]	46,081	172,821
Cost [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		3,215,467	3,075,870
Additions		274,220	174,532
Sales and/or retirement		(44,277)	(10,557)
Disposals			(23,644)
Transfers		(66)	(734)
Ending balance		3,445,344	3,215,467
Accumulated Depreciation [Member] | Mining concessions [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	12,400	12,328
Additions	[1]	72	72
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	12,472	12,400
Accumulated Depreciation [Member] | Mine development costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1]	10,868	10,484
Additions	[1]	422	387
Sales and/or retirement	[1]	(56)
Disposals	[1]
Transfers	[1]		(3)
Ending balance	[1]	11,234	10,868
Accumulated Depreciation [Member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Additions
Sales and/or retirement
Disposals
Transfers
Ending balance
Accumulated Depreciation [Member] | Buildings and other construction [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		176,478	158,455
Additions		20,113	18,818
Sales and/or retirement
Disposals			(795)
Transfers		2,065
Ending balance		198,656	176,478
Accumulated Depreciation [Member] | Machinery, equipment and related spare parts [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		783,525	705,454
Additions		98,915	95,486
Sales and/or retirement		(22,620)	(3,990)
Disposals			(13,425)
Transfers		(2,030)
Ending balance		857,790	783,525
Accumulated Depreciation [Member] | Furniture and accessories [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		8,408	7,871
Additions		516	575
Sales and/or retirement		(153)	(12)
Disposals			(26)
Transfers
Ending balance		8,771	8,408
Accumulated Depreciation [Member] | Transportation units [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		79,014	78,163
Additions		6,252	7,398
Sales and/or retirement		(1,896)	(2,269)
Disposals			(4,278)
Transfers		(35)
Ending balance		83,335	79,014
Accumulated Depreciation [Member] | Computer equipment and tools [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		25,429	22,456
Additions		3,606	3,595
Sales and/or retirement		(201)	(194)
Disposals			(428)
Transfers
Ending balance		28,834	25,429
Accumulated Depreciation [Member] | Quarry rehabilitation costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		2,522	2,382
Additions		128	140
Sales and/or retirement
Disposals
Transfers
Ending balance		2,650	2,522
Accumulated Depreciation [Member] | Capitalized interest [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[2]	10,542	9,021
Additions	[2]	1,625	1,521
Sales and/or retirement	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	12,167	10,542
Accumulated Depreciation [Member] | Work in progress and units in transit [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[3]
Additions	[3]
Sales and/or retirement	[3]
Disposals	[3]
Transfers	[3]
Ending balance	[3]
Accumulated Depreciation [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance		1,109,186	1,006,614
Additions		131,649	127,992
Sales and/or retirement		(24,926)	(6,465)
Disposals			(18,952)
Transfers			(3)
Ending balance		1,215,909	1,109,186
Impairment [Member] | Mining concessions [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1],[4]	42,859
Additions	[1],[4]	9,197
Disposals	[1],[4]
Ending balance	[1],[4]	52,056	42,859
Impairment [Member] | Mine development costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[1],[4]	24,048
Additions	[1],[4]	525
Disposals	[1],[4]
Ending balance	[1],[4]	24,573	24,048
Impairment [Member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	3,624
Additions	[4]	361
Disposals	[4]
Ending balance	[4]	3,985	3,624
Impairment [Member] | Buildings and other construction [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	13,579
Additions	[4]	17,459
Disposals	[4]
Ending balance	[4]	31,038	13,579
Impairment [Member] | Machinery, equipment and related spare parts [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	12,918
Additions	[4]	17,669
Disposals	[4]	(17,669)
Ending balance	[4]	12,918	12,918
Impairment [Member] | Furniture and accessories [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	200
Additions	[4]	8
Disposals	[4]	(8)
Ending balance	[4]	200	200
Impairment [Member] | Transportation units [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	26
Additions	[4]	1
Disposals	[4]	(1)
Ending balance	[4]	26	26
Impairment [Member] | Computer equipment and tools [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	454
Additions	[4]
Disposals	[4]
Ending balance	[4]	454	454
Impairment [Member] | Quarry rehabilitation costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]
Additions	[4]
Disposals	[4]
Ending balance	[4]
Impairment [Member] | Capitalized interest [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[2],[4]
Additions	[2],[4]	1,413
Disposals	[2],[4]
Ending balance	[2],[4]	1,413
Impairment [Member] | Work in progress and units in transit [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[3],[4]	735
Additions	[3],[4]	2,686
Disposals	[3],[4]
Ending balance	[3],[4]	3,421	735
Impairment [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	[4]	98,443
Additions	[4]	49,319
Disposals	[4]	(17,678)
Ending balance	[4]	130,084	98,443
Net book value [member] | Mining concessions [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	[1]	47,570	20,655
Net book value [member] | Mine development costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	[1]	35,283	30,926
Net book value [member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		254,599	251,511
Net book value [member] | Buildings and other construction [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		592,535	504,497
Net book value [member] | Machinery, equipment and related spare parts [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		1,012,375	915,097
Net book value [member] | Furniture and accessories [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		2,108	2,472
Net book value [member] | Transportation units [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		22,022	28,297
Net book value [member] | Computer equipment and tools [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		15,899	15,421
Net book value [member] | Quarry rehabilitation costs [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		13,583	9,253
Net book value [member] | Capitalized interest [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	[2]	60,717	57,623
Net book value [member] | Work in progress and units in transit [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value	[3]	42,660	172,086
Net book value [member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Net book value		S/ 2,099,351	S/ 2,007,838

[1]	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013.The caption also includes some concessions acquired by the Group for exploration activities related to the cement business, such as that acquired in January 2023 for S/34,350,000, through the purchase of the company Corporación Materiales Piura S.A.C.
[2]	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.
[3]	Work in progress included in property, plant and equipment as of December 31, 2023 and 2022 is mainly related to complementary facilities of the cement plants.
[4]	In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. At the end of 2023, Management recognized a specific impairment to retirement for the net value of the assets of the vertical clinker kilns located at the Pacasmayo cement plant for a net cost of S/36,551,000. This deterioration estimate was carried out as a consequence of replacing the old technology of these kilns due to the entry into operation of the Clinker Lines Optimization Project – Kiln 4 in said plant, which is more efficient and produces fewer emissions. This amount was recorded in the impairment to retirement of property, plant and equipment item in the consolidated statement of profit or loss. Likewise, Management recognized a specific impairment to retirement of the value of the coal concessions (northern zone) for S/11,393,000, recorded in other operating (expenses) income item of the consolidated statement of profit or loss.